Long Service Payment Obligation - Schedule of Present Value of Unfunded Obligations (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Present Value of Unfunded Obligations [Abstract]
Balance at beginning	$ 124,810	$ 94,124	$ 77,337
Changes	(16,448)	29,948	16,717
Exchange realignment	(134)	738	70
Balance at ending	$ 108,228	$ 124,810	$ 94,124